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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stone Harbor Investment Partners LP
Address: 31 West 52nd Street
         16th Floor
         New York, NY 10019

Form 13F File Number: 028-14178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Wilby
Title:   Chief Investment Officer
Phone:   (212) 548-1200

Signature, Place, and Date of Signing:

  /s/ Peter J. Wilby             New York, NY             October 19, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number  Name
____________________  ________________________________________________________

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total (000's): $44,268

List of Other Included Managers:

No. Form 13F File Number Name

NONE

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                     Form 13F Information Table - Q3 2012

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

                                                          MARKET VALUE                                          INVESTMENT
NAME OF ISSUER                 TITLE OF CLASS     CUSIP     (000'S)    SHARES/PRINCIPAL AMOUNT SHARES/PRINCIPAL DISCRETION
--------------                 ---------------- --------- ------------ ----------------------- ---------------- ----------
AIRTRAN HLDGS INC............. NOTE 5.250%11/0  00949PAD0     2,087           1,626,000              PRN           SOLE
ALTRA HOLDINGS INC............ NOTE 2.750% 3/0  02208RAE6     2,758           2,744,000              PRN           SOLE
APACHE CORP................... PFD CONV SER D    37411808     2,053              42,039              SH            SOLE
COMTECH TELECOMMUNICATIONS C.. NOTE 3.000% 5/0  205826AF7     1,302           1,220,000              PRN           SOLE
CUMULUS MEDIA INC............. CL A             231082108       476             172,924              SH            SOLE
DENDREON CORP................. NOTE 2.875% 1/1  24823QAC1     1,769           2,652,000              PRN           SOLE
GREENBRIER COS INC............ NOTE 3.500% 4/0  393657AH4     3,583           3,888,000              PRN           SOLE
HOME INNS & HOTELS MGMT INC... NOTE 2.000%12/1  43713WAB3       369             433,000              PRN           SOLE
HORNBECK OFFSHORE SVCS INC N.. FRNT 1.625%11/1  440543AE6     1,907           1,823,000              PRN           SOLE
LUCENT TECHNOLOGIES INC....... DBCV 2.875% 6/1  549463AG2     2,918           3,823,000              PRN           SOLE
MICRON TECHNOLOGY INC......... DEBT 1.875% 6/0  595112AK9     1,618           1,792,000              PRN           SOLE
MICRON TECHNOLOGY INC......... NOTE 1.500% 8/0  595112AQ6     1,664           1,853,000              PRN           SOLE
MOLYCORP INC DEL.............. PFD CONV SER A   608753208       371               8,147              SH            SOLE
NEWPARK RES INC............... NOTE 4.000%10/0  651718AC2     2,131           2,013,000              PRN           SOLE
ON SEMICONDUCTOR CORP......... NOTE 2.625%12/1  682189AG0     2,780           2,712,000              PRN           SOLE
RTI INTL METALS INC........... NOTE 3.000%12/0  74973WAA5     1,875           1,779,000              PRN           SOLE
SMITHFIELD FOODS INC.......... NOTE 4.000% 6/3  832248AR9     1,225           1,139,000              PRN           SOLE
SYMANTEC CORP................. NOTE 1.000% 6/1  871503AF5     3,989           3,646,000              PRN           SOLE
TRW AUTOMOTIVE INC............ NOTE 3.500%12/0  87264MAH2     4,720           2,852,000              PRN           SOLE
TYSON FOODS INC............... NOTE 3.250%10/1  902494AP8     3,196           2,823,000              PRN           SOLE
WEBMD HEALTH CORP............. NOTE 2.500% 1/3  94770VAF9     1,477           1,779,000              PRN           SOLE
                                                             ------
                                                    Total    44,268
                                                             ======

                                         VOTING    VOTING    VOTING
                                OTHER   AUTHORITY AUTHORITY AUTHORITY
NAME OF ISSUER                 MANAGERS  (SOLE)   (SHARED)   (NONE)
--------------                 -------- --------- --------- ---------
AIRTRAN HLDGS INC.............    0     1,626,000     0         0
ALTRA HOLDINGS INC............    0     2,744,000     0         0
APACHE CORP...................    0        42,039     0         0
COMTECH TELECOMMUNICATIONS C..    0     1,220,000     0         0
CUMULUS MEDIA INC.............    0       172,924     0         0
DENDREON CORP.................    0     2,652,000     0         0
GREENBRIER COS INC............    0     3,888,000     0         0
HOME INNS & HOTELS MGMT INC...    0       433,000     0         0
HORNBECK OFFSHORE SVCS INC N..    0     1,823,000     0         0
LUCENT TECHNOLOGIES INC.......    0     3,823,000     0         0
MICRON TECHNOLOGY INC.........    0     1,792,000     0         0
MICRON TECHNOLOGY INC.........    0     1,853,000     0         0
MOLYCORP INC DEL..............    0         8,147     0         0
NEWPARK RES INC...............    0     2,013,000     0         0
ON SEMICONDUCTOR CORP.........    0     2,712,000     0         0
RTI INTL METALS INC...........    0     1,779,000     0         0
SMITHFIELD FOODS INC..........    0     1,139,000     0         0
SYMANTEC CORP.................    0     3,646,000     0         0
TRW AUTOMOTIVE INC............    0     2,852,000     0         0
TYSON FOODS INC...............    0     2,823,000     0         0
WEBMD HEALTH CORP.............    0     1,779,000     0         0



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